Intangible Assets and Goodwill (Details 2)	Dec. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Year ended December 31, 2019 (actual)	¥ 534,313
Estimate for year ended December 31,
2020	521,157
2021	234,303
2022	12,878
2023
2024